Panther Small Cap Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Panther Small Cap Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Panther Small Cap Fund Panther Small Cap Fund Shares USD ($)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 60 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	$ 20.00
Overnight check delivery fee	25.00
Retirement account fees (annual maintenance fee)	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Panther Small Cap Fund Panther Small Cap Fund Shares
Management fees	0.85%
Distribution and service (Rule 12b-1) fees	0.25%
Other expenses (includes shareholder service fees of up to 0.08%)	8.66%
Total annual fund operating expenses	9.76%
Fees waived and/or expenses reimbursed	(8.38%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.38%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.38% of the average daily net assets of the Fund. This agreement is in effect until March 31, 2017, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Panther Small Cap Fund | Panther Small Cap Fund Shares | USD ($)	140	2,068	3,816	7,509

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period December 31, 2014 (commencement date) through November 30, 2015, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio..

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus amounts borrowed for investment purposes) in common stock of small capitalization companies. The Fund considers small capitalization companies to be companies with capitalization within the range of those companies included in the Russell 2000 Index at the time of purchase. As of May 29, 2015, the market capitalizations of companies included in the Russell 2000 Index were between $177 million and $4.3 billion, with the median market cap being $805 million. The Russell 2000 Index is reconstituted annually, typically on May 31st of each year. Because the Fund may continue to hold a security after the security’s market capitalization increases or decreases, a portion of the Fund’s holdings may have market capitalizations outside the range of the Russell 2000 Index at any given time.

The investment process of Panther Capital Group, LLC (the “Advisor”), the Fund’s investment advisor, is driven by proprietary, bottom-up fundamental analysis that relies on research and in-depth analysis. In evaluating potential investments the Advisor evaluates a company’s cash flow capability over time, the company’s earning potential over time and many other factors. The Advisor seeks to exploit the relatively inefficient small cap market by investing in stocks trading below the Advisor’s estimate of their intrinsic values. In addition, the Advisor seeks to identify stocks whose prices it believes reflect mis-aligned expectations by the market. The Advisor then evaluates the validity of the market’s perceived expectations, ultimately trying to identify companies that will exceed these expectations. The Advisor also looks for companies with management teams that manage operations of a company with the primary focus on generating long-term shareholder value and that have an ability to allocate capital in a manner that will generate the greatest return for shareholders.

The Fund may also invest in micro, mid or large capitalization stocks, stocks of foreign issuers, American depository receipts (“ADRs”), U.S. government securities and exchange-traded funds (“ETFs”). The Fund will not include its investments in ETFs for purposes of determining whether it holds at least 80% of the value of its net assets (including investment-related borrowings) in equity securities. ADRs are negotiable certificates evidencing ownership of shares of foreign issuers and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges. Although most of the Fund’s investments will be in securities of companies domiciled in the United States, the Fund may invest up to 20% of its net assets in equity securities of foreign issuers, including ADRs.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Small cap company risk. The securities of small capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Value-oriented investment strategies risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets. Therefore, the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Sector focus risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

ETF risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Management and strategy risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Liquidity risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. Updated performance information is available at the Fund’s website, www.pantherfunds.com, or by calling the Fund at 855-822-2100. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) For each calendar year at NAV

Highest Calendar Quarter Return at NAV	5.90%	Quarter Ended 03/31/2015
Lowest Calendar Quarter Return at NAV	(14.25)%	Quarter Ended 09/30/2015

Average Annual Total Returns for Periods Ended December 31, 2015
Average Annual Total Returns - Panther Small Cap Fund		1 Year	Since Inception	Inception Date
Panther Small Cap Fund Shares		(8.10%)	(8.10%)	Dec. 31, 2014
Panther Small Cap Fund Shares | Return After Taxes on Distributions	[1]	(8.10%)	(8.10%)	Dec. 31, 2014
Panther Small Cap Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(4.58%)	(4.58%)	Dec. 31, 2014
Russell 2000 Index		(4.41%)	(4.41%)	Dec. 31, 2014
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.